INCOME (EXPENSES) BY NATURE	6 Months Ended
Jun. 30, 2023
INCOME (EXPENSES) BY NATURE
INCOME (EXPENSES) BY NATURE

29.INCOME (EXPENSES) BY NATURE

	June 30,	June 30,
	2023	2022
Cost of sales
Personnel expenses	(711,401)	(652,396)
Costs of raw materials, materials and services	(5,336,373)	(5,351,098)
Logistics costs	(2,129,684)	(2,176,264)
Depreciation, depletion and amortization	(3,144,107)	(3,088,132)
Other (1)	(875,290)	(287,875)
	(12,196,855)	(11,555,765)
Selling expenses
Personnel expenses	(126,331)	(115,604)
Services	(62,108)	(63,133)
Logistics costs	(516,380)	(509,420)
Depreciation and amortization	(475,228)	(474,249)
Other (2)	(51,115)	(35,302)
	(1,231,162)	(1,197,708)
General and administrative expenses
Personnel expenses	(489,463)	(437,176)
Services	(171,346)	(142,973)
Depreciation and amortization	(55,014)	(51,639)
Other (3)	(101,620)	(69,444)
	(817,443)	(701,232)
Other operating (expenses) income net
Rents and leases	1,476	1,058
Results from sales of other products, net	48,312	34,723
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net	(111,195)	8,041
Result on fair value adjustment of biological assets	1,256,315	171,618
Depletion and amortization	80,833	19,057
Tax credits - ICMS from the PIS/COFINS calculation basis		(1,324)
Provision for judicial liabilities	(71,878)	(64,300)
Other operating income (expenses), net	(19,874)	(9,447)
	1,183,989	159,426

1)	Includes R$411,718 related to maintenance downtime, costing (R$368,606 as at June 30, 2022).
2)	Includes expected credit losses, insurance, materials for use and consumption, travel, accommodation, trade fairs and events.
3)	Includes, substantially, corporate expenses, insurance, materials for use and consumption, social programs and donations, travel and accommodation.